Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities and provisions
Schedule of other liabilities and provisions

	At December 31,
	2023	2022
	$’m	$’m
Other liabilities
Non-current	33	83
Provisions
Current	37	10
Non-current	11	15
	81	108

Summary of provisions

Total
provisions
$’m
At January 1, 2022	28
Provided	14
Released	(9)
Paid	(7)
Exchange	(1)
At December 31, 2022	25
Provided	47
Released	(15)
Paid	(10)
Exchange	1
At December 31, 2023	48